UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07489

Oppenheimer International Growth Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: November 30

Date of reporting period: 8/29/2014

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS         August 29, 2014*         Unaudited

	Shares	Value
Common Stocks—97.0%
Consumer Discretionary—21.2%
Auto Components—1.3%
Continental AG	943,707	$201,540,487
Valeo SA	391,061	47,340,919
		248,881,406
Automobiles—1.2%
Bayerische Motoren Werke (BMW) AG	1,955,117	227,609,570
Diversified Consumer Services—0.9%
Benesse Holdings, Inc.	1,241,000	43,974,490
Dignity plc[1]	4,946,685	117,551,277
		161,525,767
Hotels, Restaurants & Leisure—3.3%
Carnival Corp.	5,676,270	215,017,108
Domino’s Pizza Group plc[1]	16,433,847	161,620,866
William Hill plc	41,074,714	238,900,494
		615,538,468
Household Durables—0.7%
SEB SA	1,770,857	139,416,370
Internet & Catalog Retail—1.2%
Ctrip.com International Ltd., ADR[2]	1,541,140	98,894,954
Yoox SpA[1,2]	5,154,268	133,221,311
		232,116,265
Media—3.8%
British Sky Broadcasting Group plc	14,650,409	212,678,072
Grupo Televisa SAB, Sponsored ADR	5,536,490	205,237,684
Liberty Global plc, Cl. A2	479,474	20,938,630
Liberty Global plc, Series C2	1,195,528	50,128,489
SES SA, FDR	5,387,020	199,434,647
Zee Entertainment Enterprises Ltd.	8,197,109	37,059,352
		725,476,874
Multiline Retail—1.3%
Dollarama, Inc.	2,858,880	243,397,886

	Shares	Value
Specialty Retail—1.0%
Inditex SA	6,204,670	$179,775,473
Textiles, Apparel & Luxury Goods—6.5%
Burberry Group plc	10,153,222	239,569,108
Cie Financiere Richemont SA	2,285,267	218,004,410
Kering	640,100	135,613,096
Luxottica Group SpA	1,478,431	78,958,870
LVMH Moet Hennessy Louis Vuitton SA	842,610	146,183,171
Prada SpA	28,510,100	202,223,428
Swatch Group AG (The)	373,840	202,895,083
		1,223,447,166
Consumer Staples—11.2%
Beverages—2.8%
Diageo plc	6,510,774	191,988,863
Heineken NV	2,692,265	205,011,824
Pernod Ricard SA	1,124,162	132,546,472
		529,547,159
Food & Staples Retailing—1.3%
CP ALL PCL	164,254,700	244,289,011
Food Products—5.1%
Aryzta AG2	2,752,693	251,671,610
Barry Callebaut AG2	142,738	175,108,473
Danone SA	2,309,965	161,272,933
Saputo, Inc.	2,140,721	130,219,155
Unilever plc	5,461,358	241,112,500
		959,384,671
Household Products—1.2%
Reckitt Benckiser Group plc	2,473,026	215,629,041
Personal Products—0.2%
L’Oreal SA	188,483	31,202,159
Tobacco—0.6%
Swedish Match AB	3,530,295	117,970,510
Energy—3.5%
Energy Equipment & Services—2.3%
Hunting plc	805,759	11,904,266
Saipem SpA[2]	7,545,137	179,219,117
Schoeller- Bleckmann Oilfield Equipment AG1	843,412	88,740,052

1	OPPENHEIMER INTERNATIONAL GROWTH FUND

STATEMENT OF INVESTMENTS         Unaudited / Continued

	Shares	Value
Energy Equipment & Services (Continued)
Technip SA	1,522,122	$140,983,799

		420,847,234
Oil, Gas & Consumable Fuels—1.2%
Koninklijke Vopak NV	4,516,301	231,561,961
Financials—4.1%
Capital Markets—2.2%
ICAP plc[1]	33,506,054	210,973,948
Tullett Prebon plc	10,749,054	48,328,227
UBS AG2	8,851,138	158,864,097

		418,166,272
Commercial Banks—0.8%
ICICI Bank Ltd., Sponsored ADR	3,001,800	160,596,300
Insurance—1.1%
Prudential plc	8,241,391	198,591,748
Health Care—10.2%
Biotechnology—2.4%
CSL Ltd.	3,158,000	218,092,830
Grifols SA	5,032,138	234,601,113

		452,693,943
Health Care Equipment & Supplies—3.2%
DiaSorin SpA[1]	3,272,661	129,039,545
Essilor International SA	1,293,426	137,292,464
Sonova Holding AG	1,392,170	222,787,615
William Demant Holding[2]	1,543,656	119,277,468

		608,397,092
Health Care Providers & Services—0.8%
Sonic Healthcare Ltd.	8,908,206	146,863,954
Health Care Technology—0.2%
CompuGroup Medical AG	1,376,846	34,496,104
Pharmaceuticals—3.6%
Galenica AG	157,010	148,813,798
Novo Nordisk AS, Cl. B	5,658,363	258,896,541
Oxagen Ltd.[2,3]	214,287	3,557
Roche Holding AG	890,964	260,065,261

		667,779,157

	Shares	Value
Industrials—23.4%
Aerospace & Defense—2.8%
Airbus Group NV	2,876,453	$177,078,179
Embraer SA	13,896,746	135,397,825
Rolls-Royce Holdings plc[2]	12,986,977	220,519,933

		532,995,937
Air Freight & Couriers—0.5%
Royal Mail plc	14,017,895	103,914,859
Commercial Services & Supplies—3.3%
Aggreko plc	7,077,067	200,112,224
Edenred	6,300,032	186,958,172
Prosegur Compania de Seguridad SA1	33,462,250	226,880,704

		613,951,100
Construction & Engineering—2.6%
Koninklijke Boskalis Westminster NV	4,897,270	281,834,331
Leighton Holdings Ltd.	6,662,390	139,762,911
Trevi Finanziaria Industriale SpA[1]	8,996,150	64,176,863

		485,774,105
Electrical Equipment—3.6%
ABB Ltd.[2]	7,808,785	177,189,901
Legrand SA	3,332,030	184,250,349
Nidec Corp.	1,693,370	108,083,803
Schneider Electric SE	2,496,760	210,969,032

		680,493,085
Machinery—3.7%
Aalberts Industries NV1	8,282,724	229,588,093
Atlas Copco AB, Cl. A	8,056,375	234,840,555
Weir Group plc (The)	5,286,123	232,421,218
		696,849,866
Professional Services—3.5%
Experian plc	13,036,533	227,036,953
Intertek Group plc	4,924,520	229,095,334
SGS SA	88,921	197,458,922

		653,591,209
Trading Companies & Distributors—3.4%
Brenntag AG	3,277,125	173,556,294
Bunzl plc	8,565,980	234,255,728

2	OPPENHEIMER INTERNATIONAL GROWTH FUND

STATEMENT OF INVESTMENTS         Unaudited / Continued

	Shares	Value
Trading Companies & Distributors (Continued)
Wolseley plc	4,381,109	$235,657,755

		643,469,777
Information Technology—14.1%
Communications Equipment—1.1%
Telefonaktiebolaget LM Ericsson, Cl. B	16,616,801	207,473,769
Electronic Equipment, Instruments, & Components—2.3%
Hoya Corp.	5,624,410	181,798,070
Keyence Corp.	352,321	150,519,496
Omron Corp.	1,302,218	56,486,180
Spectris plc	1,421,988	45,981,429

		434,785,175
Internet Software & Services—2.6%
Telecity Group plc	8,108,879	99,833,792
United Internet AG	5,068,541	217,848,292
Yahoo Japan Corp.	43,783,800	176,657,794

		494,339,878
IT Services—1.3%
Amadeus IT
Holding SA, Cl. A	6,081,876	226,409,257
Infosys Ltd.	360,672	21,411,576

		247,820,833
Semiconductors & Semiconductor Equipment—1.4%
ARM Holdings plc	15,454,790	250,028,214
Software—5.4%
Aveva Group plc	3,016,724	105,592,808
Dassault Systemes SA	2,828,206	187,432,229
Gemalto NV	1,810,726	177,281,005
Sage Group plc (The)	17,088,876	111,779,855
SAP SE	3,876,827	301,628,284
Temenos Group AG	3,515,715	136,057,925

		1,019,772,106
Materials—4.9%
Chemicals—4.0%
Essentra plc[1]	20,644,412	294,033,238
Sika AG	53,001	200,509,054
Syngenta AG	718,755	258,830,267

		753,372,559
Construction Materials—0.9%
James Hardie Industries plc	13,757,100	164,721,051

	Shares	Value
Telecommunication Services—4.2%
Diversified Telecommunication Services—4.2%
BT Group plc	42,011,661	$270,243,638
Iliad SA	503,430	110,805,700
Inmarsat plc	17,718,997	206,119,965
Nippon Telegraph & Telephone Corp.	3,144,200	210,922,588

		798,091,891
Utilities—0.2%
Independent Power and Renewable Electricity Producers—0.2%
APR Energy plc[1]	5,134,054	43,805,174

Total Common Stocks (Cost $14,728,258,223)		18,260,452,149
Preferred Stock—0.0%
Zee Entertainment Enterprises Ltd., 6% Cum. Non-Cv. (Cost $843,860)	172,139,289	2,326,207

	Units
Rights, Warrants and Certificates—0.0%
Ceres, Inc., Series F Wts., Strike Price $19.50, Exp. 9/6/15[2,3]	126,666	—
MEI Pharma, Inc. Wts., Strike Price $1.19, Exp. 5/10/17[2]	1,118,385	542,864

Total Rights, Warrants and Certificates (Cost $264,716)		542,864

	Shares
Investment Company—2.3%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.09%[1,4] (Cost $435,761,178)	435,761,178	435,761,178
Total Investments, at Value (Cost $15,165,127,977)	99.3%	18,699,082,398
Net Other Assets (Liabilities)	0.7	125,032,196

Net Assets	100.0%	$18,824,114,594

3	OPPENHEIMER INTERNATIONAL GROWTH FUND

STATEMENT OF INVESTMENTS     Unaudited / Continued

Footnotes to Statement of Investments

* August 29, 2014 represents the last business day of the Fund’s reporting period. See accompanying Notes.

1. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended August 29, 2014, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares November 29, 2013[a]	Gross Additions	Gross Reductions	Shares August 29, 2014
Aalberts Industries NV	7,035,151	1,247,573	—	8,282,724
APR Energy plc	5,134,054	—	—	5,134,054
DiaSorin SpA	2,869,019	403,642	—	3,272,661
Dignity plc	4,597,873	348,812	—	4,946,685
Domino’s Pizza Group plc	13,699,467	2,734,380	—	16,433,847
Essentra plc	13,080,031	7,564,381	—	20,644,412
ICAP plc	24,865,295	8,640,759	—	33,506,054
Novogen Ltd.	8,330,223	—	8,330,223	—
Oppenheimer Institutional Money Market Fund, Cl. E	443,187,500	3,170,451,662	3,177,877,984	435,761,178
Prosegur Compania de Seguridad SA	23,076,814	10,385,436	—	33,462,250
Schoeller-Bleckmann Oilfield Equipment AG	804,134	39,278	—	843,412
Trevi Finanziaria Industriale SpA	8,996,150	—	—	8,996,150
Tyrian Diagnostics Ltd.	119,498,536	—	119,498,536	—
Tyrian Diagnostics Ltd. Wts., Strike Price 0.012AUD, Exp. 12/20/13	11,949,853	—	11,949,853	—
Yoox SpA	3,747,784	1,406,484	—	5,154,268

	Value	Income		Realized Loss
Aalberts Industries NV	$229,588,093	$3,388,196		$—
APR Energy plc	43,805,174	572,162		—
DiaSorin SpA	129,039,545	1,838,446		—
Dignity plc	117,551,277	987,688		—
Domino’s Pizza Group plc	161,620,866	4,561,931		—
Essentra plc	294,033,238	2,527,802	[b]	—
ICAP plc	210,973,948	11,211,861	[b]	—
Novogen Ltd.	—	—		9,714,570
Oppenheimer Institutional Money Market Fund, Cl. E	435,761,178	372,146		—
Prosegur Compania de Seguridad SA	226,880,704	2,563,840		—
Schoeller-Bleckmann Oilfield Equipment AG	88,740,052	1,315,375		—
Trevi Finanziaria Industriale SpA	64,176,863	1,351,544		—
Tyrian Diagnostics Ltd.	—	—		4,676,376
Tyrian Diagnostics Ltd. Wts., Strike Price 0.012AUD, Exp. 12/20/13	—	—		—
Yoox SpA	133,221,311	—		—

Total	$2,135,392,249	$30,690,991		$14,390,946

a. November 29, 2013 represents the last business day of the Fund’s 2013 fiscal year. See accompanying Notes.

b. All or a portion of the transitions were the result of non-cash dividends.

4	OPPENHEIMER INTERNATIONAL GROWTH FUND

STATEMENT OF INVESTMENTS         Unaudited / Continued

Footnotes to Statement of Investments (Continued)

2. Non-income producing security.

3. Restricted security. The aggregate value of restricted securities as of August 29, 2014 was $3,557, which represents less than 0.005% of the Fund’s net assets. See accompanying Notes. Information concerning restricted securities is as follows:

Security	Acquisition Dates	Cost	Value	Unrealized Depreciation
Ceres, Inc., Series F Wts., Strike Price $19.50, Exp. 9/6/15	9/5/07	$—	$—	$—
Oxagen Ltd.	12/20/00	2,210,700	3,557	2,207,143

		$2,210,700	$3,557	$2,207,143

4. Rate shown is the 7-day yield as of August 29, 2014.

Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:

Geographic Holdings	Value	Percent
United Kingdom	$5,199,280,529	27.8%
Switzerland	2,608,256,417	13.9
France	2,328,779,690	12.5
Germany	1,156,679,030	6.2
Netherlands	1,125,277,213	6.0
Japan	928,442,421	5.0
Spain	867,666,547	4.6
Italy	786,839,134	4.2
United States	722,388,269	3.9
Australia	669,440,746	3.6
Sweden	560,284,834	3.0
Denmark	378,174,009	2.0
Canada	373,617,041	2.0
Thailand	244,289,011	1.3
India	221,393,435	1.2
Mexico	205,237,684	1.1
Brazil	135,397,825	0.7
China	98,894,954	0.5
Austria	88,740,052	0.5
Hong Kong	3,557	0.0

Total	$18,699,082,398	100.0%

Glossary:

Strike price is reported in U.S. Dollars, except for those denoted in the following currency:

AUD Australian Dollar

5	OPPENHEIMER INTERNATIONAL GROWTH FUND

NOTES TO

STATEMENT OF INVESTMENTS        August 29, 2014        Unaudited

Oppenheimer International Growth Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Fund’s investment objective is to seek capital appreciation. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

Quarterly and Annual Periods. The last day of the Fund’s quarterly period was the last day the New York Stock Exchange was open for trading. The Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.

The last day of the Fund’s fiscal year was the last day the New York Stock Exchange was open for trading. The Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.

Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is the investment adviser of IMMF, and the Sub-Adviser provides investment and related advisory services to IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.

Foreign Currency Translation. The Fund’s accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for

6	OPPENHEIMER INTERNATIONAL GROWTH FUND

NOTES TO STATEMENT OF INVESTMENTS        Unaudited / Continued

Securities Valuation (Continued)

determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange, but not listed on a registered U.S. securities exchange, is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority): (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

7	OPPENHEIMER INTERNATIONAL GROWTH FUND

NOTES TO STATEMENT OF INVESTMENTS        Unaudited / Continued

Securities Valuation (Continued)

Standard inputs generally considered by third-party pricing vendors
Security Type
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.
Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.
Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in

8	OPPENHEIMER INTERNATIONAL GROWTH FUND

NOTES TO STATEMENT OF INVESTMENTS        Unaudited / Continued

Securities Valuation (Continued)

determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts as of August 29, 2014 based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$3,997,185,245	$—	$—	$3,997,185,245
Consumer Staples	1,853,733,540	244,289,011	—	2,098,022,551
Energy	652,409,195	—	—	652,409,195
Financials	777,354,320	—	—	777,354,320
Health Care	1,910,226,693	—	3,557	1,910,230,250
Industrials	4,411,039,938	—	—	4,411,039,938
Information Technology	2,654,219,975	—	—	2,654,219,975
Materials	918,093,610	—	—	918,093,610
Telecommunication Services	798,091,891	—	—	798,091,891
Utilities	43,805,174	—	—	43,805,174
Preferred Stock	2,326,207	—	—	2,326,207
Rights, Warrants and Certificates	—	542,864	—	542,864
Investment Company	435,761,178	—	—	435,761,178

Total Assets	$18,454,246,966	$244,831,875	$3,557	$18,699,082,398

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

The table below shows the transfers between Level 2 and Level 3. The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

9	OPPENHEIMER INTERNATIONAL GROWTH FUND

NOTES TO STATEMENT OF INVESTMENTS        Unaudited / Continued

Securities Valuation (Continued)

	Transfers into Level 2*	Transfers out of Level 3*
Assets Table
Investments, at Value:
Rights, Warrants and Certificates	$11,400	$(11,400)

Total Assets	$11,400	$(11,400)

* Transferred from Level 3 to Level 2 due to the availability of market data for this security.

Restricted Securities

As of August 29, 2014, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.

Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of August 29, 2014 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$15,200,138,354

Gross unrealized appreciation	$3,975,210,079
Gross unrealized depreciation	(476,260,565)

Net unrealized appreciation	$3,498,949,514

10	OPPENHEIMER INTERNATIONAL GROWTH FUND

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 8/29/2014, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer International Growth Fund

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer

Date:	10/9/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer

Date:	10/9/2014

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer

Date:	10/9/2014